SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ultimate Beneficial Shareholder [Member]
IfrsStatementLineItems [Line Items]
Outstanding of related party transactions	$ 17,322,288	$ 22,901,902
Ultimate Beneficial Shareholder [Member] | Mr Hon Pan Se [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Interest expense on shareholder loans
Outstanding of related party transactions	$ 197,066	405,872	$ 429,927
Ultimate Beneficial Shareholder [Member] | Mr Hon Pan Se One [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Interest expense on convertible bonds
Outstanding of related party transactions	$ 71,865	102,149	51,875
Joint ventures where entity is venturer [member] | Fo Shan Sunde Daziran [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Lease payments made
Outstanding of related party transactions	$ 55,263	24,197	21,156
Joint ventures where entity is venturer [member] | Fo Shan Sunde Changcheng [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Lease payments made
Outstanding of related party transactions	$ 6,523